EMPLOYEE EQUITY INCENTIVE PLAN (Stock-Based Compensation Expense) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
EMPLOYEE EQUITY INCENTIVE PLAN [Abstract]
Share-based compensation expense	$ 4,464,497	$ 4,579,522	$ 5,000,256
Unrecognized compensation cost related to unvested restricted shares	2,640,491
2013	1,549,546
2014	751,532
2015	$ 339,413
Stock-based compensation , weighted average period	2 years 3 months 22 days